Employee benefit plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pensions | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 5,773	$ 5,757	$ 5,924
Discount rate	5.25%	5.61%	3.03%
Expected rate of return on plan assets	6.75%	6.75%	5.375%
Cash balance interest crediting rate	4.00%	4.00%	4.00%
Components of net periodic benefit (credit) cost:
Service cost	$ 0	$ 0	$ 0
Interest cost	182	190	140
Expected return on assets	(381)	(380)	(312)
Amortization of:
Prior service (credit)	0	0	0
Net actuarial loss (gain)	25	8	69
Settlement loss (gain)	0	1	0
Curtailment (gain)	0	0	0
Net periodic benefit (credit) cost	(174)	(181)	(103)
Pensions | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 1,377	$ 1,358	$ 1,627
Discount rate	4.44%	4.62%	2.11%
Expected rate of return on plan assets	5.64%	6.38%	2.40%
Rate of compensation increase	3.74%	3.72%	3.43%
Components of net periodic benefit (credit) cost:
Service cost	$ 11	$ 10	$ 11
Interest cost	39	36	28
Expected return on assets	(80)	(89)	(35)
Amortization of:
Prior service (credit)	0	0	0
Net actuarial loss (gain)	(4)	(14)	3
Settlement loss (gain)	0	(1)	0
Curtailment (gain)	0	(1)	0
Net periodic benefit (credit) cost	(34)	(59)	7
Healthcare Benefits | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 143	$ 135	$ 133
Discount rate	5.25%	5.61%	3.03%
Expected rate of return on plan assets	6.75%	6.75%	5.375%
Rate of compensation increase	3.00%	3.00%	3.00%
Components of net periodic benefit (credit) cost:
Service cost	$ 0	$ 1	$ 1
Interest cost	5	5	4
Expected return on assets	(10)	(9)	(7)
Amortization of:
Prior service (credit)	(6)	(7)	(7)
Net actuarial loss (gain)	(1)	(5)	3
Settlement loss (gain)	0	0	0
Curtailment (gain)	0	0	0
Net periodic benefit (credit) cost	$ (12)	$ (15)	$ (6)
Healthcare Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	4.65%	4.75%	2.15%
Components of net periodic benefit (credit) cost:
Service cost	$ 0	$ 0	$ 0
Interest cost	0	0	0
Expected return on assets	0	0	0
Amortization of:
Prior service (credit)	0	0	0
Net actuarial loss (gain)	0	0	0
Settlement loss (gain)	0	0	0
Curtailment (gain)	0	0	0
Net periodic benefit (credit) cost	$ 0	$ 0	$ 0